Property, plant and equipment	12 Months Ended
Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

2.7 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment, if any. Costs directly attributable to acquisition are capitalized until the property, plant and equipment are ready for use, as intended by management. The Group depreciates property, plant and equipment over their estimated useful lives using the straight-line method. The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
(1)	Includes solar plant with a useful life of 20 years.

Depreciation methods, useful lives and residual values are reviewed periodically, including at each financial year end.

Advances paid towards the acquisition of property, plant and equipment outstanding at each balance sheet date and the cost of assets not ready to use before such date are disclosed under ‘Capital work-in-progress’. Subsequent expenditures relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance costs are recognized in the statement of comprehensive income when incurred. The cost and related accumulated depreciation are eliminated from the financial statements upon sale or retirement of the asset and the resultant gains or losses are recognized in the net profit in the statement of comprehensive income.

Impairment

Property, plant and equipment are evaluated for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. In such cases, the recoverable amount is determined for the Cash Generating Unit (CGU) to which the asset belongs.

If such assets are considered to be impaired, the impairment to be recognized in the net profit in the statement of comprehensive income is measured by the amount by which the carrying value of the assets exceeds the estimated recoverable amount of the asset. An impairment loss is reversed in the net profit in the statement of comprehensive income if there has been a change in the estimates used to determine the recoverable amount. The carrying amount of the asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated depreciation) had no impairment loss been recognized for the asset in prior years.

Following are the changes in the carrying value of property, plant and equipment for fiscal 2021:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2020	174	1,324	621	882	381	6	3,388
Additions	11	70	39	156	26	—	302
Additions- Business Combinations (Refer to Note 2.10)	—	—	—	1	—	—	1
Deletions	—	—	(4)	(29)	(6)	—	(39)
Translation difference	6	51	23	35	15	—	130
Gross carrying value as of March 31, 2021	191	1,445	679	1,045	416	6	3,782
Accumulated depreciation as of April 1, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Depreciation	—	(52)	(63)	(129)	(47)	(1)	(292)
Accumulated depreciation on deletions	—	—	4	27	6	—	37
Translation difference	—	(17)	(15)	(23)	(10)	1	(64)
Accumulated depreciation as of March 31, 2021	—	(503)	(492)	(771)	(294)	(4)	(2,064)
Capital work-in-progress as of March 31, 2021							145
Carrying value as of March 31, 2021	191	942	187	274	122	2	1,863
Capital work-in-progress as of April 1, 2020							167
Carrying value as of April 1, 2020	174	890	203	236	138	2	1,810

Following are the changes in the carrying value of property, plant and equipment for fiscal 2020:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2019	276	1,291	572	855	323	5	3,322
Additions	2	149	106	131	95	1	484
Additions- Business Combinations (Refer to Note 2.10)	—	—	—	9	2	—	11
Deletions	—	—	(2)	(25)	(5)	—	(32)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)	(88)	—	—	—	—	—	(88)
Translation difference	(16)	(116)	(55)	(88)	(34)	—	(309)
Gross carrying value as of March 31, 2020	174	1,324	621	882	381	6	3,388
Accumulated depreciation as of April 1, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Depreciation	—	(50)	(67)	(121)	(47)	(1)	(286)
Accumulated depreciation on deletions	—	—	2	25	5	—	32
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)	5	—	—	—	—	—	5
Translation difference	—	39	37	66	24		166
Accumulated depreciation as of March 31, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Capital work-in-progress as of March 31, 2020							167
Carrying value as of March 31, 2020	174	890	203	236	138	2	1,810
Capital work-in-progress as of April 1, 2019							271
Carrying value as of April 1, 2019	271	868	182	239	98	2	1,931

Following are the changes in the carrying value of property, plant and equipment for fiscal 2019:

						(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2018	292	1,247	518	749	285	5	3,096
Additions	8	132	98	173	58	1	470
Additions- Business Combinations (Refer to Note 2.10)	—	—	1	4	2	—	7
Deletions	(7)	(17)	(15)	(35)	(9)	—	(83)
Reclassified from assets held for sale (Refer to Note 2.10)	—	—	—	6	4	—	10
Translation difference	(17)	(71)	(30)	(42)	(17)	(1)	(178)
Gross carrying value as of March 31, 2019	276	1,291	572	855	323	5	3,322
Accumulated depreciation as of April 1, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Depreciation	(1)	(45)	(62)	(109)	(37)	(1)	(255)
Accumulated depreciation on deletions	—	15	12	23	6	—	56
Reclassified from assets held for sale (Refer to Note 2.10)	—	—	—	(4)	(3)	—	(7)
Translation difference	1	24	19	31	12	1	88
Accumulated depreciation as of March 31, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Capital work-in-progress as of March 31, 2019							271
Carrying value as of March 31, 2019	271	868	182	239	98	2	1,931
Capital work-in-progress as of April 1, 2018							311
Carrying value as of April 1, 2018	287	830	159	192	82	2	1,863

The aggregate depreciation expense is included in cost of sales in the statement of comprehensive income.

The contractual commitments for capital expenditure primarily comprise of commitments for infrastructure facilities and computer equipments aggregating to $100 million and $180 million as of March 31, 2021 and March 31, 2020, respectively.